UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23127)

The Goodhaven Funds Trust
 (Exact name of registrant as specified in charter)

4940 SW 83rd Street
                                          Miami, Florida 33143_______________________
(Address of principal executive offices) (Zip code)

Larry Pitkowsky
4940 SW 83rd Street
                                          Miami, Florida 33143_______________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (305) 677-7650

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2018

Item 1. Schedule of Investments.

GoodHaven Fund
SCHEDULE OF INVESTMENTS at February 28, 2018 (Unaudited)

Shares	COMMON STOCKS - 71.2%	Value
	Air Transportation - 4.1%
107,000	American Airlines Group Inc.	$5,804,750

	Asset Management - 1.6%
55,000	Oaktree Capital Group, LLC	2,293,500

	Computer & Internet Software - 6.1%
7,800	Alphabet Inc. - Class C [1]	8,616,894

	Computers & Peripheral Equipment - 4.1%
243,400	HP Inc.	5,693,126

	Consumer Products - 3.8%
54,000	Spectrum Brands Holdings, Inc.	5,330,340

	Diversified Holding Companies - 10.2%
32,200	Berkshire Hathaway Inc. - Class B [1]	6,671,840
317,512	Leucadia National Corp.	7,617,113
		14,288,953

	Financial Services - 3.3%
144,143	Federated Investors, Inc. - Class B	4,696,179

	General Building Materials - 2.3%
169,400	Builders FirstSource, Inc. [1]	3,249,092

	Industrial Supplies - 2.9%
141,005	Systemax Inc.	4,028,513

	Marine Services & Equipment - 2.4%
251,694	Stolt-Nielsen Ltd. [2]	3,327,321

	Metals & Mining - 7.9%
964,650	Barrick Gold Corp.	11,112,768

	Oil & Gas Exploration & Production - 15.1%
1,868,100	Birchcliff Energy Ltd.	4,483,905
34,122	Hess Midstream Partners LP	681,758
1,136,055	WPX Energy, Inc. [1]	16,052,457
		21,218,120

	Property/Casualty Insurance - 2.0%
3,438	White Mountains Insurance Group, Ltd.	2,773,950

	Retail - 2.5%
120,000	Macy's Inc.	3,529,200

	Telecommunications - 2.9%
84,000	Verizon Communications Inc.	4,010,160

	TOTAL COMMON STOCKS
	(Cost $66,242,744)	99,972,866

	CONVERTIBLE PREFERRED STOCKS - 0.0% [5]
	Government Agency - 0.0% [5]
6,188	Federal National Mortgage Association, Series O, 0.000% [1,6]	67,759

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $77,969)	67,759

	GUERNSEY INVESTMENT FUND - 0.6%
132,601	JZ Capital Partners Limited [1,2]		823,314

	TOTAL GUERNSEY INVESTMENT FUND
	(Cost $688,013)		823,314

	PREFERRED STOCKS - 0.9%
	Government Agency - 0.9%
7,750	Federal National Mortgage Association, Series E, 5.100% [1,2,6]		80,600
7,393	Federal National Mortgage Association, Series F, 1.360% [1,6,7]		76,887
47,100	Federal National Mortgage Association, Series P, 0.288% [1,6,7]		259,050
19,980	Federal National Mortgage Association, Series R, 7.625% [1,6]		117,083
27,846	Federal National Mortgage Association, Series S, 8.250% [1,6]		196,314
71,981	Federal National Mortgage Association, Series T, 8.250% [1,6]		475,075
			1,205,009

	TOTAL PREFERRED STOCKS
	(Cost $1,484,541)		1,205,009

Principal Amount	CORPORATE BONDS - 1.6%
	Property Management - 1.6%
$2,200,000	HomeFed Corp. 6.500% due 10/1/2019		2,192,591

	TOTAL CORPORATE BONDS
	(Cost $2,200,000)		2,192,591

	U.S. GOVERNMENT SECURITIES - 3.5%
	United States Treasury Bill - 3.5%
5,000,000	1.443% due 5/24/2018 [3]		4,981,421

	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $4,983,258)		4,981,421

	COMMERCIAL PAPER - 2.8%
	Beverages - Soft Drinks - 1.4%
2,000,000	Coca-Cola Bottling Company Consolidated, 1.578% due 3/29/2018 [3]		1,994,137

	Entertainment - Diversified - 1.4%
2,000,000	The Walt Disney Company, 1.567% due 5/1/2018 [3]		1,997,379

	TOTAL COMMERCIAL PAPER
	(Cost $3,992,222)		3,991,516

	MISCELLANOUS SECURITIES - 0.3% [1,4]	Notional Value
	TOTAL MISCELLANOUS SECURITIES
	(Cost $250,494)	$110,943	354,550

	Total Investments
	(Cost $79,919,241) - 80.9%		113,589,026
	Cash and Other Assets in Excess of Liabilities - 19.1%		26,875,859
	TOTAL NET ASSETS - 100.0%		$140,464,885

[1]	Non-income producing security.
[2]	A portion of these securities are considered illiquid. As of February 28, 2018, the total market value of illiquid securities was 979,644 or 0.7% of net assets.
[3]	Coupon represents the yield to maturity from the purchase price.
[4]	Represents previously undisclosed securities which the Fund has held for less than one year.
[5]	Does not round to 0.1%.
[6]	Perpetual Maturity.
[7]	Floating rate dividend; rate shown is rate of last dividend payment.

GoodHaven Fund
Summary of Fair Value Exposure at February 28, 2018 (Unaudited)

The GoodHaven Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2018. See the Schedule of Investments for industry breakouts.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$99,972,866	$–	$–	$99,972,866
Convertible Preferred Stocks	67,759	–	–	67,759
Guernsey Investment Fund	823,314	–	–	823,314
Preferred Stocks	1,205,009	–	–	1,205,009
Corporate Bonds	–	2,192,591	–	2,192,591
U.S. Government Securities	–	4,981,421	–	4,981,421
Commercial Paper	–	3,991,516	–	3,991,516
Miscellaneous Securities	–	354,550	–	354,550
Total Investments in Securities	$102,068,948	$11,520,078	$–	$113,589,026

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period.

There were no transfers into or out of Level 1 or 2 during the period ended February 28, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  GoodHaven Funds Trust

By (Signature and Title)   /s/ Larry Pitkowsky
Larry Pitkowsky
Principal Executive Officer and
Principal Financial and Accounting Officer
The GoodHaven Funds Trust

Date   April 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*     /s/ Larry Pitkowsky
Larry Pitkowsky
Principal Executive Officer and
Principal Financial and Accounting Officer
The GoodHaven Funds Trust

Date   April 23, 2018

* Print the name and title of each signing officer under his or her signature.